PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Administrative Class Shares of the All Asset Portfolio,

dated May 1, 2006

Effective October 1, 2006, the All Asset Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum. As such, October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the All Asset Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Portfolio Operating Expenses
Administrative	0.175%	0.15%	0.25%	0.63%	1.205%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum.
(2)	“Other Expenses” reflect an Administrative Fee of 0.25%.
(3)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$123	$383	$662	$1,460

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction. Additionally, all references in the Prospectus to the sub-advisory fee payable by PIMCO to Research Affiliates, LLC are revised, effective October 1, 2006, to reflect a decrease in the sub-advisory fee to 0.175%.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Institutional Class Shares of the All Asset Portfolio,

dated May 1, 2006

Effective October 1, 2006, the All Asset Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the All Asset Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Portfolio Operating Expenses
Institutional	0.175%	None	0.25%	0.63%	1.055%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.
(3)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$108	$336	$582	$1,288

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction. Additionally, all references in the Prospectus to the sub-advisory fee payable by PIMCO to Research Affiliates, LLC are revised, effective October 1, 2006, to reflect a decrease in the sub-advisory fee to 0.175%.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Advisor Class Shares of the All Asset Portfolio,

dated May 1, 2006

Effective October 1, 2006, the All Asset Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the All Asset Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Funds Expenses(3)	Total Annual Portfolio Operating Expenses
Advisor	0.175%	0.25%	0.25%	0.63%	1.305%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum.
(2)	Other Expenses” reflect an administrative fee of 0.25%.
(3)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.

Examples. These Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. These Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, these Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$133	$414	$716	$1,573

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction. Additionally, all references in the Prospectus to the sub-advisory fee payable by PIMCO to Research Affiliates, LLC are revised, effective October 1, 2006, to reflect a decrease in the sub-advisory fee to 0.175%.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Class M Shares of the All Asset Portfolio,

dated May 1, 2006

Effective October 1, 2006, the All Asset Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the All Asset Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Class M shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Funds Expenses(3)	Total Annual Portfolio Operating Expenses
M	0.175%	0.25%	0.45%	0.63%	1.505%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25% and a service fee of 0.20%.
(3)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.

Examples. These Examples are intended to help you compare the cost of investing in Class M shares of the Portfolio with the costs of investing in other mutual funds. These Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, these Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
M	$153	$476	$821	$1,796

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction. Additionally, all references in the Prospectus to the sub-advisory fee payable by PIMCO to Research Affiliates, LLC are revised, effective October 1, 2006, to reflect a decrease in the sub-advisory fee to 0.175%.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Administrative Class Shares of the All Asset All Authority Portfolio,

dated May 1, 2006

Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.20% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the All Asset All Authority Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Fund Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Portfolio Operating Expenses(4)	Expense Reduction(5)	Net Portfolio Operating Expenses
Administrative	0.20%	0.15%	0.80%	0.69%	1.84%	(0.09)%	1.75%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.20% per annum.
(2)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25%, organizational expenses of 0.09% and interest expense of 0.46%. Interest expense is generally incurred as a result of investment management activities.
(3)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.
(4)	Total Annual Portfolio Operating Expenses excluding interest expense is 1.38% for the Administrative Class.
(5)	PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to the payment of the Portfolio’s organizational expenses and pro rata share of Trustees’ fees, the total portfolio operating expenses exceed 0.6049% of the Portfolio’s average net assets (excluding Underlying Fund Expenses and interest expenses, if any). Under the Expense Limitation Agreement, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Administrative	$178	$570

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction. Additionally, all references in the Prospectus to the sub-advisory fee payable by PIMCO to Research Affiliates, LLC are revised, effective October 1, 2006, to reflect a decrease in the sub-advisory fee to 0.20%.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Advisor and Class M Shares of the All Asset and All Asset All Authority Portfolios, dated May 1, 2006

Effective October 1, 2006, the All Asset Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the All Asset Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Advisor Class or Class M shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Funds Expenses(3)	Total Annual Portfolio Operating Expenses
Advisor	0.175%	0.25%	0.25%	0.63%	1.305%
M	0.175	0.25	0.45	0.63	1.505

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.025% to 0.175% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%. For Class M, “Other Expenses” also reflect a service fee of 0.20%.
(3)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio’s assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.

Examples. These Examples are intended to help you compare the cost of investing in Advisor Class and Class M shares of the Portfolio with the costs of investing in other mutual funds. These Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, these Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Advisor	$133	$414	$716	$1,573
M	153	476	821	1,796

Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.20% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the All Asset All Authority Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses (including Underlying Fund fees) you may pay if you buy and hold Advisor Class or Class M shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Underlying Fund Expenses(3)	Total Annual Portfolio Operating Expenses(4)	Expense Reduction(5)	Net Portfolio Operating Expenses
Advisor	0.20%	0.25%	0.80%	0.69%	1.94%	(0.09)%	1.85%
M	0.20	0.25	1.00	0.69	2.14	(0.09)	2.05

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.20% per annum.
(2)	“Other Expenses”, which are based on estimated amounts for the initial fiscal year of the class, reflect an administrative fee of 0.25% and estimated organizational expenses of 0.09% and interest expense of 0.46% paid by each class for the Portfolio’s first fiscal year. Interest expense is generally incurred as a result of investment management activities. For the Class M, “Other Expenses” also reflects a service fee of 0.20%.
(3)	Underlying Fund Expenses for the Portfolio are estimated based upon an allocation of the Portfolio’s assets among the Underlying Funds and upon the total annual operating expenses of the Institutional Class shares of these Underlying Funds. Underlying Fund Expenses will vary with changes in the expenses of the Underlying Funds, as well as allocation of the Portfolio assets, and may be higher or lower than those shown above. For a listing of the expenses associated with each Underlying Fund for the most recent fiscal year, please see “Fund of Fund Fees—Annual Underlying Fund Expenses” in this prospectus.
(4)	Total Annual Portfolio Operating Expenses excluding interest expense is 1.48% for the Advisor Class and 1.68% for Class M shares.
(5)	PIMCO has contractually agreed, for the Portfolio’s current fiscal year (12/31), to waive its administrative fee, or reimburse the Portfolio, to the extent that, due to the payment of the Portfolio’s organizational expenses and pro rata share of Trustees’ fees, the total portfolio operating expenses (excluding Underlying Fund Expenses and interest expenses, if any) exceed 0.7049% and 0.9049% of the average net assets attributable to the Portfolio’s Advisor Class and Class M, respectively. Under the “expense limitation agreement”, which renews annually for a full fiscal year unless terminated by PIMCO upon at least 30 days’ notice prior to fiscal year-end, PIMCO may recoup these waivers and reimbursements in future periods, not exceeding three years, provided total expenses, including such recoupment, do not exceed the annual expense limit.

Examples. These Examples are intended to help you compare the cost of investing in Advisor Class and Class M shares of the Portfolio with the costs of investing in other mutual funds. These Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. These Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, these Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$188	$600
M	208	661

In addition, all other references in the Prospectus to each Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect these fee reductions. Additionally, all references in the Prospectus to the sub-advisory fee payable by PIMCO to Research Affiliates, LLC with respect to the All Asset Portfolio and All Asset All Authority Portfolio are revised, effective October 1, 2006, to reflect a decrease in the sub-advisory fee to 0.175% and 0.20%, respectively.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Administrative Class Shares of the StocksPLUS® Growth and Income

Portfolio, dated May 1, 2006

Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.30% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Growth and Income Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.30%	0.15%	0.10%	0.55%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.30% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.10%.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$56	$176	$307	$689

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Institutional Class Shares of the StocksPLUS® Growth and Income

Portfolio, dated May 1, 2006

Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.30% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Growth and Income Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Institutional	0.30%	None	0.10%	0.40%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.30% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.10%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$41	$128	$224	$505

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Administrative Class Shares of StocksPLUS® Total Return Portfolio,

dated May 1, 2006

Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Total Return Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Administrative Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Administrative	0.44%	0.15%	0.25%	0.84%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Administrative Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Administrative	$86	$268	$466	$1,037

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Institutional Class Shares of StocksPLUS® Total Return Portfolio,

dated May 1, 2006

Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Total Return Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Institutional Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Service Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Institutional	0.44%	None	0.25%	0.69%

(1)	“Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Institutional Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3	Year 5	Year 10
Institutional	$70	$221	$384	$859

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction.

PIMCO Variable Insurance Trust

Supplement Dated September 29, 2006 to the

Prospectus for Advisor Class Shares of StocksPLUS® Total Return Portfolio,

dated February 28, 2006

Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum. As such, effective October 1, 2006, the “Fees and Expenses of the Portfolio” tables contained in the Portfolio Summary for the StocksPLUS® Total Return Portfolio are replaced, in their entirety, with the following tables:

Fees and Expenses of the Portfolio

These tables describe the fees and expenses you may pay if you buy and hold Advisor Class shares of the Portfolio. Overall fees and expenses of investing in the Portfolio are higher than shown because the table does not reflect Variable Contract fees and expenses.

Shareholder Fees (fees paid directly from your investment)	None

Annual Portfolio Operating Expenses (expenses that are deducted from Portfolio assets)

Share Class	Advisory Fees(1)	Distribution and/or Service (12b-1) Fees	Other Expenses(2)	Total Annual Portfolio Operating Expenses
Advisor	0.44%	0.25%	0.25%	0.94%

(1)	Effective October 1, 2006, the Portfolio’s advisory fee was reduced by 0.05% to 0.44% per annum.
(2)	“Other Expenses” reflect an administrative fee of 0.25%.

Examples. The Examples are intended to help you compare the cost of investing in Advisor Class shares of the Portfolio with the costs of investing in other mutual funds. The Examples assume that you invest $10,000 in the noted class of shares for the time periods indicated, and then redeem all your shares at the end of those periods. The Examples also assume that your investment has a 5% return each year, the reinvestment of all dividends and distributions, and that the Portfolio’s operating expenses remain the same. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

Share Class	Year 1	Year 3
Advisor	$520	$300

In addition, all other references in the Prospectus to the Portfolio’s current advisory fee are revised, effective October 1, 2006, to reflect this fee reduction.